UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—41.1%
Aerospace & defense—0.7%
HEICO Corp., Class A	4,001	393,138
Spirit AeroSystems Holdings, Inc., Class A	16,294	1,320,466
		1,713,604
Airlines—0.6%
Delta Air Lines, Inc.	28,469	1,466,153

Auto components—0.3%
Aptiv PLC	11,267	721,539

Automobiles—0.3%
General Motors Co.	21,585	719,644

Banks—1.7%
First Republic Bank	2,992	290,284
JPMorgan Chase & Co.	19,654	2,082,538
Wells Fargo & Co.	34,597	1,535,069
		3,907,891
Biotechnology—1.3%
Alexion Pharmaceuticals, Inc.*	4,953	563,057
Alnylam Pharmaceuticals, Inc.*	3,207	216,537
Bluebird Bio, Inc.*,1	1,440	172,685
Coherus Biosciences, Inc.*,1	15,654	295,860
Cyclerion Therapeutics, Inc.*	4,788	66,793
Incyte Corp.*	12,424	976,899
Ironwood Pharmaceuticals, Inc.*,1	61,402	671,124
		2,962,955
Building products—0.7%
Allegion PLC	8,400	815,220
Masco Corp.	23,619	824,775
		1,639,995
Capital markets—0.6%
Ameriprise Financial, Inc.	9,418	1,301,850

Chemicals—1.0%
CF Industries Holdings, Inc.	18,466	743,072
Sherwin-Williams Co./The	1,490	624,981
Westlake Chemical Corp.	14,729	843,824
		2,211,877

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Commercial services & supplies—0.5%
MSA Safety, Inc.	6,879	683,635
Stericycle, Inc.*	7,937	368,118
		1,051,753
Communications equipment—0.2%
Arista Networks, Inc.*	1,734	424,119

Consumer finance—1.8%
American Express Co.	18,971	2,176,164
Synchrony Financial	58,448	1,965,606
		4,141,770
Distributors—0.3%
LKQ Corp.*	27,889	715,353

Electrical equipment—0.2%
Rockwell Automation, Inc.	3,214	478,404

Energy equipment & services—0.1%
Halliburton Co.	6,931	147,561

Entertainment—2.3%
Activision Blizzard, Inc.	11,806	512,026
Electronic Arts, Inc.*	5,674	528,136
Netflix, Inc.*	2,118	727,067
Take-Two Interactive Software, Inc.*	5,209	563,353
Walt Disney Co./The	21,826	2,881,905
		5,212,487
Equity real estate investment trusts—1.4%
Crown Castle International Corp.	3,200	416,032
Digital Realty Trust, Inc.	9,619	1,132,349
Simon Property Group, Inc.	10,068	1,631,922
		3,180,303

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food products—0.5%
Mondelez International, Inc., Class A	21,389	1,087,631

Health care equipment & supplies—0.7%
Abbott Laboratories	9,256	704,659
Align Technology, Inc.*	938	266,721
Cooper Cos., Inc./The	1,276	379,980
LivaNova PLC*	4,100	294,790
		1,646,150
Health care providers & services—1.2%
Laboratory Corp. of America Holdings*	6,276	1,020,540
UnitedHealth Group, Inc.	7,103	1,717,506
		2,738,046
Hotels, restaurants & leisure—1.0%
Domino’s Pizza, Inc.	2,370	662,415
Hyatt Hotels Corp., Class A	7,614	550,035
Las Vegas Sands Corp.	5,249	288,695
Norwegian Cruise Line Holdings Ltd.*	14,969	818,954
		2,320,099
Insurance—1.6%
Marsh & McLennan Cos., Inc.	23,812	2,276,427
MetLife, Inc.	29,532	1,364,674
		3,641,101
Interactive media & services—2.2%
Alphabet, Inc., Class A*	1,931	2,136,651
Facebook, Inc., Class A*	13,307	2,361,593
IAC/InterActiveCorp.*	2,462	543,733
		5,041,977
Internet & direct marketing retail—2.7%
Alibaba Group Holding Ltd., ADR*	1,189	177,470
Amazon.com, Inc.*	2,828	5,019,898
Expedia Group, Inc.	8,967	1,031,205
		6,228,573

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—1.7%
GoDaddy, Inc., Class A*	5,581	415,226
Square, Inc., Class A*	3,969	245,880
Visa, Inc., Class A	19,958	3,219,824
		3,880,930
Life sciences tools & services—0.3%
Bio-Rad Laboratories, Inc., Class A*	2,630	754,626

Machinery—1.3%
AGCO Corp.	15,001	998,467
Caterpillar, Inc.	5,404	647,453
Gardner Denver Holdings, Inc.*	36,202	1,229,782
		2,875,702
Metals & mining—0.4%
Steel Dynamics, Inc.	33,541	843,556

Multiline retail—0.3%
Dollar General Corp.	5,506	700,804

Oil, gas & consumable fuels—1.0%
Concho Resources, Inc.	13,295	1,303,043
Hess Corp.	15,717	877,952
		2,180,995
Personal products—0.2%
Estee Lauder Cos., Inc./The, Class A	3,273	527,051

Pharmaceuticals—1.9%
Allergan PLC	11,484	1,400,014
Elanco Animal Health, Inc.*	17,364	543,146
Eli Lilly & Co.	1	116
Johnson & Johnson	17,355	2,276,108
		4,219,384

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Road & rail—0.4%
Union Pacific Corp.	4,921	820,724

Semiconductors & semiconductor equipment—2.9%
Applied Materials, Inc.	11,911	460,837
KLA-Tencor Corp.	4,341	447,427
Lam Research Corp.	2,429	424,128
Marvell Technology Group Ltd.	32,640	727,872
Micron Technology, Inc.*	35,159	1,146,535
NVIDIA Corp.	3,249	440,109
NXP Semiconductors NV	10,130	893,061
Qorvo, Inc.*	6,905	422,448
Skyworks Solutions, Inc.	6,361	423,833
Teradyne, Inc.	10,080	424,771
Universal Display Corp.	5,491	806,793
		6,617,814
Software—3.0%
Adobe, Inc.*	2,965	803,219
Autodesk, Inc.*	4,134	665,202
Microsoft Corp.	24,233	2,997,137
Salesforce.com, Inc.*	11,043	1,672,021
ServiceNow, Inc.*	2,779	727,903
		6,865,482
Specialty retail—0.7%
Burlington Stores, Inc.*	3,673	575,118
Carvana Co.*,1	1,933	111,882
TJX Cos., Inc./The	15,924	800,818
		1,487,818
Technology hardware, storage & peripherals—1.2%
Apple, Inc.	8,400	1,470,588
NetApp, Inc.	7,237	428,430
Western Digital Corp.	21,021	782,402
		2,681,420

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Textiles, apparel & luxury goods—0.6%
Lululemon Athletica, Inc.*	2,706	448,087
NIKE, Inc., Class B	11,396	879,087
		1,327,174
Tobacco—0.9%
Philip Morris International, Inc.	26,786	2,066,004

Wireless telecommunication services—0.4%
T-Mobile US, Inc.*	12,349	906,911

Total common stocks (cost—$84,061,115)		93,457,230

Investment company—4.1%
iShares Russell 1000 Value ETF (cost—$8,305,506)	77,650	9,284,610

Preferred stock—0.0%†
Financial services—0.0%†
Squaretwo Financial Corp.[2,3] (cost—$0)	35,000	0

	Face amount ($)
US government obligations—5.1%
US Treasury Bonds
3.000%, due 08/15/48	425,000	461,872
3.125%, due 02/15/43	260,000	287,229
3.125%, due 05/15/48	1,110,000	1,234,095
3.375%, due 11/15/48	445,000	519,259
3.750%, due 11/15/43	395,000	481,946
US Treasury Inflation Index Notes (TIPS)
0.500%, due 01/15/28	324,567	327,810
0.875%, due 01/15/29	291,900	305,168
US Treasury Notes
2.250%, due 04/30/24	570,000	578,505
2.375%, due 02/29/24	3,375,000	3,444,214

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face amount ($)	Value ($)
US government obligations—(concluded)
2.500%, due 02/28/26	835,000	860,180
2.500%, due 05/15/29	1,670,000	1,705,618
2.750%, due 09/15/21	1,340,000	1,365,282
Total US government obligations (cost—$11,184,211)		11,571,178

Mortgage & agency debt securities—6.9%
Federal Home Loan Mortgage Corporation Certificates,
3.000%, due 11/01/46	283,996	286,081
3.000%, due 07/01/47	444,485	447,433
3.000%, due 08/01/47	381,400	384,224
4.000%, due 08/01/47	82,953	86,122
4.000%, due 11/01/47	280,607	291,142
4.000%, due 12/01/47	480,023	498,045
4.500%, due 06/01/47	306,851	322,206
5.000%, due 03/01/38	22,599	24,298
5.500%, due 05/01/37	176,660	196,984
5.500%, due 08/01/40	23,030	25,045
6.500%, due 08/01/28	54,205	60,219
Federal National Mortgage Association Certificates,
1.875%, due 09/24/26	200,000	196,016
2.375%, due 01/19/23	590,000	598,236
3.500%, due 12/01/47	384,035	392,067
3.500%, due 02/01/48	2,014,234	2,058,886
3.500%, due 03/01/48	859,859	877,713
4.000%, due 12/01/39	81,715	85,001
4.000%, due 02/01/41	45,124	46,958
4.000%, due 08/01/45	222,095	233,236
4.000%, due 06/01/47	1,328,693	1,377,600
4.000%, due 11/01/47	213,388	221,243
4.000%, due 07/01/48	1,198,057	1,237,806
4.000%, due 04/01/49	1,310,819	1,353,220
4.500%, due 09/01/37	220,360	235,330
4.500%, due 07/01/47	237,285	248,958
5.000%, due 10/01/39	9,450	10,171
5.000%, due 05/01/40	14,848	15,990
5.500%, due 08/01/39	79,530	85,926
7.000%, due 08/01/32	140,280	163,987
7.500%, due 02/01/33	2,280	2,460
Government National Mortgage Association Certificate I,
4.000%, due 07/15/42	69,316	72,698
Government National Mortgage Association Certificates II,
3.000%, due 08/20/46	1,288,559	1,310,176

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Mortgage & agency debt securities—(concluded)
3.000%, due 01/20/47	156,199	158,819
3.000%, due 07/20/47	483,385	491,113
3.000%, due 08/20/47	365,903	371,702
3.500%, due 04/20/47	484,633	498,806
4.500%, due 08/20/48	378,011	393,656
6.000%, due 11/20/28	517	573
6.000%, due 02/20/29	1,232	1,364
6.000%, due 02/20/34	242,179	261,318
Total mortgage & agency debt securities (cost—$15,405,633)		15,622,828

Asset-backed securities—2.7%
AmeriCredit Automobile Receivables Trust,
Series 2018-1, Class D,
3.820%, due 03/18/24	175,000	180,099
Capital Auto Receivables Asset Trust,
Series 2015-4, Class D,
3.620%, due 05/20/21	125,000	125,526
Series 2016-3, Class D,
2.650%, due 01/20/24	125,000	124,977
Capital One Multi-Asset Execution Trust,
Series 2005-B3, Class B3,
3 mo. USD LIBOR + 0.550%,
3.147%, due 05/15/28[4]	350,000	341,884
Dell Equipment Finance Trust,
Series 2018-1, Class C,
3.530%, due 06/22/23[5]	331,000	335,998
Series 2018-1, Class D,
3.850%, due 06/24/24[5]	210,000	213,533
Drive Auto Receivables Trust,
Series 2015-BA, Class D,
3.840%, due 07/15/21[5]	111,389	111,670
Series 2015-DA, Class D,
4.590%, due 01/17/23[5]	182,797	184,020
Series 2016-BA, Class C,
3.190%, due 07/15/22[5]	20,118	20,120
Series 2017-1, Class D,
3.840%, due 03/15/23	125,000	126,348
Series 2017-2, Class C,
2.750%, due 09/15/23	97,682	97,680
Series 2018-2, Class D,
4.140%, due 08/15/24	350,000	358,531
Series 2018-4, Class D,
4.090%, due 01/15/26	250,000	257,350

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(concluded)
Exeter Automobile Receivables Trust,
Series 2018-1, Class AD,
3.530%, due 11/15/23[5]	150,000	152,224
Invitation Homes Trust,
Series 2018-SFR1, Class C,
1 mo. USD LIBOR + 1.250%,
3.682%, due 03/17/37[4,5]	150,000	149,044
OneMain Direct Auto Receivables Trust,
Series 2019-1A, Class A,
3.630%, due 09/14/27[5]	550,000	566,302
Santander Drive Auto Receivables Trust,
Series 2017-2, Class D,
3.490%, due 07/17/23	150,000	151,549
Series 2017-3, Class D,
3.200%, due 11/15/23	325,000	327,895
Series 2018-2, Class C,
3.350%, due 07/17/23	225,000	227,568
Series 2018-2, Class D,
3.880%, due 02/15/24	225,000	230,015
Sofi Consumer Loan Program Trust,
Series 2018-1, Class B,
3.650%, due 02/25/27[5]	175,000	178,909
Series 2018-2, Class A2,
3.350%, due 04/26/27[5]	300,000	302,784
Series 2018-2, Class B,
3.790%, due 04/26/27[5]	200,000	204,867
Series 2018-3, Class B,
4.020%, due 08/25/27[5]	200,000	206,959
Series 2019-1, Class A,
3.240%, due 02/25/28[5]	463,518	467,176
Tesla Auto Lease Trust,
Series 2018-B, Class A,
3.710%, due 08/20/21[5]	286,120	290,055
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A,
2.030%, due 04/15/25	225,000	223,654
Total asset-backed securities (cost—$6,071,022)		6,156,737

Commercial mortgage-backed securities—2.5%
Ashford Hospitality Trust,
Series 2018-ASHF, Class D,
1 mo. USD LIBOR + 2.100%,
4.540%, due 04/15/35[4,5]	200,000	200,205

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Commercial mortgage-backed securities—(continued)
Bank,
Series 2017-BNK7, Class C,
4.056%, due 09/15/60[6]	200,000	205,487
Series 2018-BNK14, Class E,
3.000%, due 09/15/60[5,6]	350,000	284,004
BBCMS Trust,
Series 2015-SRCH, Class A2,
4.197%, due 08/10/35[5]	350,000	379,795
BENCHMARK Mortgage Trust,
Series 2019-B10, Class C,
3.750%, due 03/15/62	250,000	251,571
CHT Mortgage Trust,
Series 2017-COSMO, Class D,
1 mo. USD LIBOR + 2.250%,
4.690%, due 11/15/36[4,5]	375,000	375,203
Citigroup Commercial Mortgage Trust,
Series 2017-P8, Class D,
3.000%, due 09/15/50[5]	450,000	367,756
COMM Mortgage Trust,
Series 2015-CCRE24, Class D,
3.463%, due 08/10/48[6]	150,000	136,239
Series 2016-DC2, Class A5,
3.765%, due 02/10/49	160,000	168,762
Series 2017-COR2, Class C,
4.562%, due 09/10/50[6]	500,000	523,368
Series 2018-COR3, Class C,
4.561%, due 05/10/51[6]	127,000	132,907
FREMF Mortgage Trust,
Series 2017-K64, Class B,
3.981%, due 05/25/50[5,6]	50,000	51,813
Hilton USA Trust,
Series 2016-SFP, Class B,
3.323%, due 11/05/35[5]	425,000	428,213
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-ASH8, Class D,
1 mo. USD LIBOR + 2.050%,
4.490%, due 02/15/35[4,5]	150,000	149,973
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS,
3.800%, due 01/15/48	250,000	260,225
Series 2015-C29, Class D,
3.669%, due 05/15/48[6]	150,000	124,269
Series 2016-C2, Class D,
3.398%, due 06/15/49[5,6]	300,000	264,523

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Commercial mortgage-backed securities—(concluded)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class AS,
3.994%, due 12/15/49[6]	260,000	274,632
Series 2017-C34, Class C,
4.186%, due 11/15/52[6]	150,000	154,278
Morgan Stanley Capital I,
Series 2017-HR2, Class C,
4.227%, due 12/15/50[6]	250,000	261,781
Series 2017-HR2, Class D,
2.730%, due 12/15/50	125,000	109,639
RETL,
Series 2019-RVP, Class C,
1 mo. USD LIBOR + 2.100%,
4.540%, due 03/15/36[4,5]	250,000	250,563
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class C,
4.836%, due 05/15/51[6]	150,000	158,981
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D,
1 mo. USD LIBOR + 2.570%,
5.011%, due 11/15/29[4,5]	180,771	180,923
Total commercial mortgage-backed securities (cost—$5,561,663)		5,695,110

Corporate bonds—10.3%
Aerospace & defense—0.1%
DynCorp International, Inc.
10.375% Cash, 1.500% PIK,
11.875%, due 11/30/20[7]	66,472	66,140
TransDigm, Inc.
6.500%, due 07/15/24	75,000	74,726
United Technologies Corp.
4.125%, due 11/16/28	150,000	159,108
		299,974
Auto loans—0.1%
General Motors Financial Co., Inc.
2.350%, due 10/04/19	50,000	49,916
3.700%, due 11/24/20	60,000	60,486
		110,402
Automobile OEM—0.1%
Ford Motor Credit Co. LLC
8.125%, due 01/15/20	150,000	154,545

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Automobile OEM—(concluded)
General Motors Co.
6.750%, due 04/01/46	100,000	105,855
		260,400
Automotive parts—0.0%†
Allison Transmission, Inc.
5.000%, due 10/01/24[5]	40,000	39,728
5.875%, due 06/01/29[5]	15,000	15,131
Meritor, Inc.
6.250%, due 02/15/24	40,000	41,051
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.250%, due 05/15/26[5]	5,000	5,100
8.500%, due 05/15/27[5]	5,000	4,975
		105,985
Banking-non-US—0.3%
Australia & New Zealand Banking Group Ltd. MTN
2.700%, due 11/16/20	50,000	50,196
Barclays PLC
4.337%, due 01/10/28	305,000	305,012
HSBC Holdings PLC
6.500%, due 09/15/37	100,000	125,268
Royal Bank of Scotland Group PLC
(fixed, converts to FRN on 09/30/31),
7.648%, due 09/30/31[8]	25,000	32,031
Standard Chartered PLC
(fixed, converts to FRN on 07/30/37),
7.014%, due 07/30/37[5,8]	100,000	107,612
		620,119
Banking-US—0.9%
BB&T Corp. MTN
2.625%, due 06/29/20	140,000	140,104
Capital One Bank USA N.A.
3.375%, due 02/15/23	70,000	70,621
Citigroup, Inc.
5.500%, due 09/13/25	425,000	471,993
(fixed, converts to FRN on 01/30/23),
5.950%, due 01/30/23 [8]	40,000	41,150
Goldman Sachs Group, Inc./The
5.150%, due 05/22/45	110,000	119,808
5.750%, due 01/24/22	200,000	215,005

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Banking-US—(concluded)
JPMorgan Chase & Co.
(fixed, converts to FRN on 07/24/47),
4.032%, due 07/24/48	150,000	154,277
4.625%, due 05/10/21	260,000	270,242
Series V,
(fixed, converts to FRN on 07/01/19),
5.000%, due 07/01/19 [8]	75,000	74,719
Morgan Stanley
4.875%, due 11/01/22	170,000	180,883
Morgan Stanley GMTN
4.350%, due 09/08/26	365,000	382,078
		2,120,880
Beverages—0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36	150,000	154,943
4.900%, due 02/01/46	30,000	30,928
		185,871
Building materials—0.2%
Boise Cascade Co.
5.625%, due 09/01/24[5]	40,000	40,000
Builders FirstSource, Inc.
5.625%, due 09/01/24[5]	78,000	77,902
6.750%, due 06/01/27[5]	5,000	5,050
JELD-WEN, Inc.
4.625%, due 12/15/25[5]	10,000	9,550
4.875%, due 12/15/27[5]	15,000	14,100
Masco Corp.
4.450%, due 04/01/25	80,000	83,779
New Enterprise Stone & Lime Co., Inc.
6.250%, due 03/15/26[5]	35,000	34,825
10.125%, due 04/01/22[5]	75,000	76,500
Summit Materials LLC/Summit Materials Finance Corp.
6.500%, due 03/15/27[5]	15,000	15,375
		357,081
Chemicals—0.2%
CF Industries, Inc.
5.375%, due 03/15/44	50,000	44,500
DowDuPont, Inc.
4.725%, due 11/15/28	150,000	163,848

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Kraton Polymers LLC/Kraton Polymers Capital Corp.
7.000%, due 04/15/25[5]	60,000	60,000
NOVA Chemicals Corp.
5.250%, due 06/01/27[5]	75,000	68,437
Sherwin-Williams Co./The
3.450%, due 06/01/27	80,000	79,962
4.200%, due 01/15/22	60,000	62,077
Tronox, Inc.
6.500%, due 04/15/26[5]	25,000	23,469
W.R. Grace & Co.-Conn.
5.625%, due 10/01/24[5]	50,000	52,250
		554,543
Commercial services—0.1%
AECOM
5.125%, due 03/15/27	75,000	73,641
Booz Allen Hamilton, Inc.
5.125%, due 05/01/25[5]	50,000	50,062
Brand Industrial Services, Inc.
8.500%, due 07/15/25[5]	15,000	12,675
Garda World Security Corp.
8.750%, due 05/15/25[5]	40,000	38,200
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, due 05/15/23[5]	25,000	26,187
Refinitiv US Holdings, Inc.
8.250%, due 11/15/26[5]	10,000	9,950
RR Donnelley & Sons Co.
7.875%, due 03/15/21	10,000	10,175
Service Corp. International
5.125%, due 06/01/29	10,000	10,173
Weight Watchers International, Inc.
8.625%, due 12/01/25[5]	25,000	23,438
		254,501
Consumer products—0.1%
Avon International Operations, Inc.
7.875%, due 08/15/22[5]	25,000	25,969
Kimberly-Clark Corp.
3.625%, due 08/01/20	45,000	45,738
Party City Holdings, Inc.
6.125%, due 08/15/23[5]	60,000	60,750
6.625%, due 08/01/26[5]	25,000	24,875

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Consumer products—(concluded)
Prestige Brands, Inc.
6.375%, due 03/01/24[5]	25,000	25,688
		183,020
Distribution/wholesale—0.0%†
IAA Spinco, Inc.
5.500%, due 06/15/27[5,9]	35,000	35,525

Diversified manufacturing—0.2%
Amsted Industries, Inc.
5.625%, due 07/01/27[5,9]	15,000	15,112
Bombardier, Inc.
7.875%, due 04/15/27[5]	35,000	33,590
Eaton Corp.
2.750%, due 11/02/22	70,000	70,151
Illinois Tool Works, Inc.
2.650%, due 11/15/26	110,000	109,752
3.500%, due 03/01/24	110,000	115,144
Terex Corp.
5.625%, due 02/01/25[5]	35,000	34,256
		378,005
Electric-generation—0.1%
Calpine Corp.
5.375%, due 01/15/23	70,000	69,637
NRG Energy, Inc.
5.250%, due 06/15/29[5]	10,000	10,277
6.625%, due 01/15/27	40,000	42,550
7.250%, due 05/15/26	35,000	37,756
		160,220
Electric-integrated—0.6%
Alabama Power Co.
6.000%, due 03/01/39	30,000	39,000
Berkshire Hathaway Energy Co.
3.750%, due 11/15/23	80,000	83,568
4.450%, due 01/15/49	100,000	108,765
Covanta Holding Corp.
5.875%, due 07/01/25	55,000	56,169
DTE Electric Co.
3.700%, due 03/15/45	50,000	50,201

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Electric-integrated—(concluded)
Duke Energy Ohio, Inc.
4.300%, due 02/01/49	200,000	217,536
Energizer Holdings, Inc.
6.375%, due 07/15/26[5]	25,000	25,063
Exelon Corp.
3.400%, due 04/15/26	120,000	121,111
Exelon Generation Co. LLC
2.950%, due 01/15/20	170,000	170,173
Florida Power & Light Co.
5.950%, due 02/01/38	45,000	60,161
Georgia Power Co.,
Series C,
2.000%, due 09/08/20	100,000	99,344
Indiana Michigan Power Co.,
Series K,
4.550%, due 03/15/46	50,000	55,341
Northern States Power Co.
2.600%, due 05/15/23	50,000	50,082
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45	40,000	41,187
Southern Power Co.
5.250%, due 07/15/43	60,000	66,710
Talen Energy Supply LLC
7.250%, due 05/15/27[5]	5,000	5,066
10.500%, due 01/15/26[5]	35,000	35,000
Vistra Operations Co. LLC
5.500%, due 09/01/26[5]	85,000	87,002
Waste Pro USA, Inc.
5.500%, due 02/15/26[5]	25,000	24,625
		1,396,104
Energy-independent—0.5%
Apache Corp.
4.375%, due 10/15/28	150,000	152,765
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[5]	20,000	18,694
10.000%, due 04/01/22[5]	29,000	30,773
California Resources Corp.
8.000%, due 12/15/22[5]	50,000	34,875
Canadian Natural Resources Ltd.
3.850%, due 06/01/27	200,000	202,377

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Energy-independent—(continued)
Carrizo Oil & Gas, Inc.
6.250%, due 04/15/23	40,000	36,950
Centennial Resource Production LLC
6.875%, due 04/01/27[5]	25,000	24,817
Chesapeake Energy Corp.
7.500%, due 10/01/26	15,000	13,163
8.000%, due 06/15/27	25,000	22,125
Continental Resources, Inc.
5.000%, due 09/15/22	80,000	80,607
Denbury Resources, Inc.
5.500%, due 05/01/22	30,000	20,475
7.500%, due 02/15/24[5]	10,000	8,675
9.000%, due 05/15/21[5]	60,000	58,350
Devon Energy Corp.
4.000%, due 07/15/21	50,000	51,161
Endeavor Energy Resources LP/EER Finance, Inc.
5.500%, due 01/30/26[5]	15,000	15,150
Gulfport Energy Corp.
6.375%, due 05/15/25	75,000	62,250
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 10/01/25[5]	40,000	39,300
6.250%, due 11/01/28[5]	10,000	10,013
MEG Energy Corp.
6.375%, due 01/30/23[5]	10,000	8,825
6.500%, due 01/15/25[5]	15,000	14,433
7.000%, due 03/31/24[5]	15,000	13,388
Oasis Petroleum, Inc.
6.250%, due 05/01/26[5]	25,000	22,125
Occidental Petroleum Corp.
3.400%, due 04/15/26	50,000	50,076
Parsley Energy LLC/Parsley Finance Corp.
5.375%, due 01/15/25[5]	60,000	59,850
5.625%, due 10/15/27[5]	15,000	14,850
QEP Resources, Inc.
5.250%, due 05/01/23	25,000	23,434
SM Energy Co.
6.125%, due 11/15/22	38,000	36,765
6.625%, due 01/15/27	10,000	8,800
Whiting Petroleum Corp.
6.250%, due 04/01/23	35,000	33,775

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Energy-independent—(concluded)
WPX Energy, Inc.
5.250%, due 09/15/24	20,000	19,650
5.750%, due 06/01/26	35,000	34,737
		1,223,228
Energy-integrated—0.0%†
BP Capital Markets PLC
3.062%, due 03/17/22	90,000	91,288

Energy-refining & marketing—0.0%†
Marathon Petroleum Corp.
4.750%, due 09/15/44	60,000	60,341
Sunoco LP/Sunoco Finance Corp.
5.875%, due 03/15/28	15,000	15,225
		75,566
Environmental—0.0%†
GFL Environmental, Inc.
8.500%, due 05/01/27[5]	15,000	15,308

Finance-diversified—0.3%
Ally Financial, Inc.
4.125%, due 02/13/22	100,000	100,640
Bank of America Corp.
6.110%, due 01/29/37	150,000	183,318
Bank of America Corp. GMTN
2.625%, due 04/19/21	90,000	90,246
Bank of America Corp. MTN
4.200%, due 08/26/24	120,000	125,684
NFP Corp.
6.875%, due 07/15/25[5]	8,000	7,660
Quicken Loans, Inc.
5.750%, due 05/01/25[5]	60,000	59,262
		566,810
Finance-other—0.5%
Dana Financing Luxembourg SARL
5.750%, due 04/15/25[5]	30,000	29,925
GE Capital International Funding Co. Unlimited Co.
2.342%, due 11/15/20	200,000	198,016
General Electric Co. MTN
4.650%, due 10/17/21	100,000	103,921
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250%, due 02/01/22	35,000	35,656

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Finance-other—(concluded)
International Lease Finance Corp.
5.875%, due 08/15/22	150,000	162,230
KfW
4.141%, due 04/18/36[10]	105,000	67,735
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.250%, due 10/01/25[5]	65,000	63,538
National Rural Utilities Cooperative Finance Corp.
3.900%, due 11/01/28	50,000	54,052
Navient Corp. MTN
7.250%, due 01/25/22	50,000	52,719
Park Aerospace Holdings Ltd.
4.500%, due 03/15/23[5]	25,000	25,279
5.500%, due 02/15/24[5]	50,000	52,492
Springleaf Finance Corp.
5.625%, due 03/15/23	35,000	36,042
6.125%, due 03/15/24	30,000	31,125
7.125%, due 03/15/26	100,000	104,507
VFH Parent LLC/Orchestra Co-Issuer, Inc.
6.750%, due 06/15/22[5]	55,000	56,669
		1,073,906
Food/beverage—0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC
6.625%, due 06/15/24	55,000	55,550
7.500%, due 03/15/26[5]	30,000	31,350
JBS USA LUX SA/JBS USA Finance, Inc.
5.875%, due 07/15/24[5]	100,000	102,500
6.750%, due 02/15/28[5]	50,000	52,812
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.500%, due 04/15/29[5]	30,000	31,500
Kraft Heinz Foods Co.
5.000%, due 06/04/42	40,000	38,930
5.200%, due 07/15/45	20,000	19,669
Kroger Co./The
2.800%, due 08/01/22	100,000	100,447
3.850%, due 08/01/23	160,000	166,147

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Food/beverage—(concluded)
Post Holdings, Inc.
5.500%, due 03/01/25[5]	45,000	45,394
		644,299
Gaming—0.1%
Eldorado Resorts, Inc.
6.000%, due 09/15/26	40,000	41,134
International Game Technology PLC
6.250%, due 01/15/27[5]	25,000	25,781
Jacobs Entertainment, Inc.
7.875%, due 02/01/24[5]	35,000	37,345
Mattel, Inc.
6.750%, due 12/31/25[5]	25,000	24,618
Penn National Gaming, Inc.
5.625%, due 01/15/27[5]	80,000	79,200
Scientific Games International, Inc.
8.250%, due 03/15/26[5]	50,000	50,282
10.000%, due 12/01/22	30,000	31,480
		289,840
Gas pipelines—0.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.750%, due 03/01/27[5]	30,000	30,225
Cheniere Corpus Christi Holdings LLC
5.875%, due 03/31/25	80,000	85,866
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.625%, due 05/01/27[5]	25,000	24,500
5.750%, due 04/01/25	35,000	35,262
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.750%, due 05/15/25	50,000	49,750
Enterprise Products Operating LLC
2.850%, due 04/15/21	40,000	40,175
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%, due 05/15/23	50,000	48,295
6.250%, due 05/15/26	35,000	32,244
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, due 02/15/26[5]	45,000	46,350
Kinder Morgan, Inc.
5.550%, due 06/01/45	120,000	130,165
MPLX LP
4.875%, due 06/01/25	70,000	74,934

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Gas pipelines—(concluded)
NGPL PipeCo. LLC
4.875%, due 08/15/27[5]	35,000	35,962
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23	25,000	25,250
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	80,000	85,393
Sunoco Logistics Partners Operations LP
4.000%, due 10/01/27	50,000	49,600
5.400%, due 10/01/47	100,000	100,985
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, due 01/15/28[5]	30,000	29,775
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.000%, due 01/15/28	75,000	72,165
6.500%, due 07/15/27[5]	15,000	15,622
Williams Cos., Inc./The
4.300%, due 03/04/24	80,000	83,997
		1,096,515
Health care—0.3%
Abbott Laboratories
3.750%, due 11/30/26	62,000	65,473
Centene Corp.
5.375%, due 06/01/26[5]	25,000	25,930
CHS/Community Health Systems, Inc.
8.625%, due 01/15/24[5]	30,000	30,000
Medtronic, Inc.
4.375%, due 03/15/35	65,000	72,332
Molina Healthcare, Inc.
4.875%, due 06/15/25[5]	30,000	29,738
MPH Acquisition Holdings LLC
7.125%, due 06/01/24[5]	30,000	29,850
Tenet Healthcare Corp.
4.625%, due 07/15/24	35,000	34,745
5.125%, due 05/01/25	25,000	24,813
8.125%, due 04/01/22	120,000	125,065
UnitedHealth Group, Inc.
4.625%, due 07/15/35	90,000	100,606
WellCare Health Plans, Inc.
5.250%, due 04/01/25	50,000	50,672

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Health care—(concluded)
Zimmer Biomet Holdings, Inc.
4.250%, due 08/15/35	50,000	47,461
		636,685
Health care providers & services—0.1%
Envision Healthcare Corp.
8.750%, due 10/15/26[5]	25,000	21,062
HCA, Inc.
5.375%, due 02/01/25	120,000	125,426
Hologic, Inc.
4.375%, due 10/15/25[5]	10,000	9,888
4.625%, due 02/01/28[5]	10,000	9,775
MEDNAX, Inc.
6.250%, due 01/15/27[5]	20,000	20,050
		186,201
Home construction—0.1%
Beazer Homes USA, Inc.
5.875%, due 10/15/27	25,000	20,447
KB Home
6.875%, due 06/15/27	15,000	15,469
Lennar Corp.
5.250%, due 06/01/26	25,000	25,781
M/I Homes, Inc.
5.625%, due 08/01/25	40,000	39,100
Shea Homes LP/Shea Homes Funding Corp.
5.875%, due 04/01/23[5]	45,000	44,550
Williams Scotsman International, Inc.
6.875%, due 08/15/23[5]	30,000	30,000
		175,347
Insurance—0.2%
Aon PLC
3.875%, due 12/15/25	60,000	62,624
CNO Financial Group, Inc.
5.250%, due 05/30/29[9]	15,000	15,114
Hartford Financial Services Group, Inc./The
5.950%, due 10/15/36	30,000	37,190
HUB International Ltd.
7.000%, due 05/01/26[5]	50,000	49,170

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
MetLife, Inc.
4.125%, due 08/13/42	80,000	82,911
Prudential Financial, Inc. MTN
6.625%, due 06/21/40	60,000	81,013
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[5]	100,000	106,737
		434,759
Leisure—0.1%
NCL Corp. Ltd.
4.750%, due 12/15/21[5]	36,000	36,180
Viking Cruises Ltd.
5.875%, due 09/15/27[5]	40,000	38,762
VOC Escrow Ltd.
5.000%, due 02/15/28[5]	40,000	38,850
		113,792
Lodging—0.1%
Boyne USA, Inc.
7.250%, due 05/01/25[5]	20,000	21,600
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250%, due 10/15/25[5]	35,000	34,230
Hilton Domestic Operating Co., Inc.
4.250%, due 09/01/24	35,000	34,546
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.750%, due 11/15/21[5]	40,000	40,938
10.250%, due 11/15/22[5]	60,000	64,350
		195,664
Machinery-diversified—0.1%
Cloud Crane LLC
10.125%, due 08/01/24[5]	35,000	37,187
John Deere Capital Corp. MTN
2.450%, due 09/11/20	40,000	40,000
SPX FLOW, Inc.
5.625%, due 08/15/24[5]	34,000	34,765
Tennant Co.
5.625%, due 05/01/25	30,000	30,375
United Rentals North America, Inc.
5.875%, due 09/15/26	40,000	41,400

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Machinery-diversified—(concluded)
6.500%, due 12/15/26	25,000	26,500
		210,227
Manufacturing-diversified—0.0%†
Mueller Water Products, Inc.
5.500%, due 06/15/26[5]	45,000	45,450

Media—0.1%
Altice Luxembourg SA
7.750%, due 05/15/22[5]	200,000	203,500
10.500%, due 05/15/27[5]	40,000	40,008
Gray Television, Inc.
7.000%, due 05/15/27[5]	35,000	37,073
		280,581
Media-broadcast/outdoor—0.3%
Clear Channel Worldwide Holdings, Inc.,
Series A,
6.500%, due 11/15/22	100,000	101,971
Entercom Media Corp.
7.250%, due 11/01/24[5]	40,000	40,900
Liberty Interactive LLC
8.250%, due 02/01/30	30,000	30,150
Netflix, Inc.
5.875%, due 02/15/25	100,000	106,089
Nexstar Broadcasting, Inc.
5.625%, due 08/01/24[5]	50,000	50,375
Sirius XM Radio, Inc.
5.375%, due 04/15/25[5]	100,000	100,702
TWDC Enterprises 18 Corp. GMTN
2.150%, due 09/17/20	50,000	49,888
Walt Disney Co./The
4.950%, due 10/15/45[5]	120,000	146,500
		626,575
Media-cable—0.5%
Altice France SA
6.250%, due 05/15/24[5]	200,000	202,750
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, due 05/01/27[5]	20,000	20,013
5.750%, due 02/15/26[5]	85,000	88,187
5.875%, due 04/01/24[5]	150,000	155,062
5.875%, due 05/01/27[5]	75,000	77,344

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Media-cable—(concluded)
Comcast Corp.
3.969%, due 11/01/47	135,000	133,767
4.600%, due 10/15/38	75,000	81,955
DISH DBS Corp.
5.875%, due 11/15/24	75,000	67,318
NBCUniversal Media LLC
4.375%, due 04/01/21	40,000	41,359
Time Warner Cable, Inc.
6.550%, due 05/01/37	25,000	27,673
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	35,000	41,222
Unitymedia GmbH
6.125%, due 01/15/25[5]	200,000	205,210
		1,141,860
Media-diversified—0.0%†
TEGNA, Inc.
6.375%, due 10/15/23	100,000	102,500

Media-non cable—0.1%
Intelsat Jackson Holdings SA
5.500%, due 08/01/23	125,000	112,187
8.000%, due 02/15/24[5]	20,000	20,820
8.500%, due 10/15/24[5]	25,000	24,313
9.750%, due 07/15/25[5]	25,000	25,375
		182,695
Metals & mining—0.2%
Alcoa Nederland Holding BV
6.750%, due 09/30/24[5]	10,000	10,200
Freeport-McMoRan, Inc.
4.550%, due 11/14/24	25,000	24,125
5.450%, due 03/15/43	30,000	25,590
6.875%, due 02/15/23	15,000	15,675
Hudbay Minerals, Inc.
7.250%, due 01/15/23[5]	35,000	35,262
7.625%, due 01/15/25[5]	25,000	24,813
Novelis Corp.
5.875%, due 09/30/26[5]	50,000	48,719
Southern Copper Corp.
6.750%, due 04/16/40	90,000	107,378

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Metals & mining—(concluded)
Teck Resources Ltd.
6.250%, due 07/15/41	70,000	73,352
TMS International Corp.
7.250%, due 08/15/25[5]	50,000	48,750
		413,864
Oil & gas—0.3%
Callon Petroleum Co.
6.125%, due 10/01/24	15,000	14,813
Diamondback Energy, Inc.
5.375%, due 05/31/25	15,000	15,600
Ecopetrol SA
5.375%, due 06/26/26	225,000	239,670
Ensco Rowan PLC
7.750%, due 02/01/26	25,000	18,562
Equinor ASA
4.800%, due 11/08/43	50,000	59,378
Marathon Oil Corp.
4.400%, due 07/15/27	125,000	129,725
Noble Holding International Ltd.
6.200%, due 08/01/40	35,000	21,087
Precision Drilling Corp.
5.250%, due 11/15/24	35,000	31,150
7.750%, due 12/15/23	15,000	15,187
Suncor Energy, Inc.
4.000%, due 11/15/47	50,000	49,457
Transocean Guardian Ltd.
5.875%, due 01/15/24[5]	9,450	9,474
Transocean Pontus Ltd.
6.125%, due 08/01/25[5]	9,450	9,556
Transocean, Inc.
9.000%, due 07/15/23[5]	10,000	10,275
		623,934
Oil field equipment & services—0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.875%, due 04/01/27[5]	30,000	30,825
Calfrac Holdings LP
8.500%, due 06/15/26[5]	35,000	25,375
McDermott Technology Americas, Inc./McDermott Technology US, Inc.
10.625%, due 05/01/24[5]	15,000	12,731

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Oil field equipment & services—(concluded)
Transocean Phoenix 2 Ltd.
7.750%, due 10/15/24[5]	18,750	19,477
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26	25,000	25,625
6.875%, due 09/01/27[5]	20,000	20,425
		134,458
Packaging & containers—0.1%
BWAY Holding Co.
7.250%, due 04/15/25[5]	25,000	24,065
Crown Americas LLC/Crown Americas Capital Corp. VI
4.750%, due 02/01/26	25,000	25,138
Flex Acquisition Co., Inc.
7.875%, due 07/15/26[5]	65,000	58,500
Greif, Inc.
6.500%, due 03/01/27[5]	15,000	15,075
OI European Group BV
4.000%, due 03/15/23[5]	50,000	49,125
Owens-Brockway Glass Container, Inc.
5.875%, due 08/15/23[5]	30,000	31,352
Trident Merger Sub, Inc.
6.625%, due 11/01/25[5]	25,000	22,875
		226,130
Pharmaceuticals—0.5%
AbbVie, Inc.
2.500%, due 05/14/20	120,000	119,817
3.200%, due 05/14/26	30,000	29,645
Allergan Funding SCS
3.000%, due 03/12/20	50,000	50,057
3.800%, due 03/15/25	90,000	90,537
Bausch Health Americas, Inc.
8.500%, due 01/31/27[5]	65,000	68,230
Bausch Health Cos., Inc.
5.875%, due 05/15/23[5]	19,000	19,043
7.000%, due 03/15/24[5]	60,000	62,662
9.000%, due 12/15/25[5]	70,000	75,337
Biogen, Inc.
4.050%, due 09/15/25	100,000	104,853
5.200%, due 09/15/45	50,000	55,632
Bristol-Myers Squibb Co.
3.200%, due 06/15/26[5]	200,000	205,072

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Eagle Holding Co. II LLC
7.625% Cash or 8.375% PIK,
7.625%, due 05/15/22[5,7]	10,000	10,013
Eli Lilly & Co.
2.350%, due 05/15/22	80,000	79,971
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.375%, due 08/01/23[5]	50,000	50,760
Par Pharmaceutical, Inc.
7.500%, due 04/01/27[5]	10,000	9,675
Pfizer, Inc.
7.200%, due 03/15/39	70,000	103,864
		1,135,168
Railroads—0.1%
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	60,000	71,724
Norfolk Southern Corp.
3.250%, due 12/01/21	70,000	71,069
		142,793
Real estate investment trusts—0.1%
AvalonBay Communities, Inc. GMTN
3.450%, due 06/01/25	70,000	71,990
Boston Properties LP
2.750%, due 10/01/26	40,000	38,438
ERP Operating LP
4.750%, due 07/15/20	35,000	35,683
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.500%, due 09/01/26	38,000	37,039
Ventas Realty LP
3.500%, due 02/01/25	35,000	35,742
3.750%, due 05/01/24	90,000	92,956
VEREIT Operating Partnership LP
4.875%, due 06/01/26	15,000	15,930
		327,778
Restaurants—0.1%
1011778 BC ULC/New Red Finance, Inc.
5.000%, due 10/15/25[5]	40,000	39,200
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 06/01/27[5]	35,000	34,300

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Restaurants—(concluded)
McDonald’s Corp. MTN
3.800%, due 04/01/28	100,000	104,850
4.875%, due 12/09/45	20,000	22,048
		200,398
Retail—0.0%†
L Brands, Inc.
5.625%, due 10/15/23	25,000	25,495
6.875%, due 11/01/35	25,000	21,750
		47,245
Retail-specialty—0.1%
Beacon Roofing Supply, Inc.
6.375%, due 10/01/23	25,000	25,750
CVS Health Corp.
3.500%, due 07/20/22	60,000	61,058
4.300%, due 03/25/28	65,000	66,982
Home Depot, Inc./The
2.125%, due 09/15/26	50,000	47,745
3.350%, due 09/15/25	40,000	41,651
		243,186
Technology-hardware—0.1%
Equinix, Inc.
5.375%, due 05/15/27	65,000	68,087
NCR Corp.
6.375%, due 12/15/23	75,000	76,618
Western Digital Corp.
4.750%, due 02/15/26	50,000	47,393
		192,098
Technology-software—0.6%
Apple, Inc.
3.850%, due 05/04/43	160,000	162,056
4.650%, due 02/23/46	50,000	56,707
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.125%, due 01/15/25	40,000	38,033
CDK Global, Inc.
5.250%, due 05/15/29[5]	10,000	9,963
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750%, due 03/01/25[5]	40,000	38,600

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Technology-software—(concluded)
CommScope Technologies LLC
6.000%, due 06/15/25[5]	75,000	68,062
CommScope, Inc.
8.250%, due 03/01/27[5]	15,000	14,850
Dell International LLC/EMC Corp.
4.420%, due 06/15/21[5]	50,000	51,240
First Data Corp.
5.750%, due 01/15/24[5]	30,000	30,698
Infor US, Inc.
6.500%, due 05/15/22	100,000	101,019
IQVIA, Inc.
5.000%, due 05/15/27[5]	25,000	25,360
Iron Mountain, Inc.
4.875%, due 09/15/27[5]	40,000	37,600
Microsoft Corp.
2.375%, due 02/12/22	180,000	180,678
3.300%, due 02/06/27	150,000	156,204
4.450%, due 11/03/45	120,000	138,347
MSCI, Inc.
5.375%, due 05/15/27[5]	15,000	15,769
5.750%, due 08/15/25[5]	25,000	26,058
Oracle Corp.
2.500%, due 05/15/22	80,000	80,088
5.375%, due 07/15/40	70,000	84,396
Qorvo, Inc.
5.500%, due 07/15/26[5]	30,000	30,525
Texas Instruments, Inc.
1.650%, due 08/03/19	30,000	29,950
1.850%, due 05/15/22	90,000	89,162
		1,465,365
Telecom-wireless—0.1%
America Movil SAB de CV
3.125%, due 07/16/22	40,000	40,400
Rogers Communications, Inc.
5.000%, due 03/15/44	40,000	45,084
Sprint Corp.
7.625%, due 02/15/25	30,000	31,725
7.875%, due 09/15/23	100,000	107,417

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Telecom-wireless—(concluded)
T-Mobile USA, Inc.
6.375%, due 03/01/25	100,000	103,477
ViaSat, Inc.
5.625%, due 09/15/25[5]	50,000	48,500
5.625%, due 04/15/27[5]	15,000	15,217
		391,820
Telephone-integrated—0.4%
AT&T, Inc.
4.350%, due 06/15/45	70,000	66,343
6.000%, due 08/15/40	170,000	194,487
CenturyLink, Inc.,
Series Y,
7.500%, due 04/01/24	25,000	26,687
Frontier Communications Corp.
8.000%, due 04/01/27[5]	15,000	15,563
9.000%, due 08/15/31	55,000	32,450
11.000%, due 09/15/25	80,000	50,400
Level 3 Financing, Inc.
5.375%, due 05/01/25	100,000	100,125
Sprint Capital Corp.
8.750%, due 03/15/32	80,000	91,800
Verizon Communications, Inc.
3.376%, due 02/15/25	43,000	44,159
4.016%, due 12/03/29[5]	282,000	297,966
4.862%, due 08/21/46	50,000	55,095
		975,075
Textiles & apparel—0.0%†
William Carter Co./The
5.625%, due 03/15/27[5]	10,000	10,213

Tobacco—0.1%
Altria Group, Inc.
9.250%, due 08/06/19	110,000	111,179
Philip Morris International, Inc.
2.900%, due 11/15/21	130,000	131,110
Reynolds American, Inc.
5.700%, due 08/15/35	70,000	74,199
		316,488
Transportation services—0.1%
FedEx Corp.
4.550%, due 04/01/46	80,000	79,228

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(concluded)
Transportation services—(concluded)
United Parcel Service, Inc.
3.750%, due 11/15/47	50,000	48,358
		127,586
Utilities—0.0%†
HD Supply, Inc.
5.375%, due 10/15/26[5]	25,000	25,437

Total corporate bonds (cost—$23,251,735)		23,430,762

Non-US government obligations—0.5%
Chile Government International Bond
3.250%, due 09/14/21	100,000	102,011
Colombia Government International Bond
8.125%, due 05/21/24	260,000	315,046
Israel Government International Bond
5.500%, due 09/18/33	175,000	234,837
Panama Government International Bond
6.700%, due 01/26/36	90,000	119,031
8.875%, due 09/30/27	60,000	83,756
Poland Government International Bond
5.000%, due 03/23/22	35,000	37,260
Uruguay Government International Bond
4.125%, due 11/20/45	130,000	127,140
Total non-US government obligations (cost—$982,829)		1,019,081

Municipal bonds and notes—0.2%
California—0.1%
State of California (Build America Bonds)
7.550%, due 04/01/39	205,000	321,245

New York—0.0%†
Metropolitan Transportation Authority Revenue (Build America Bonds)
6.668%, due 11/15/39	40,000	55,415

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Tennessee—0.1%
Tennessee Valley Authority
2.875%, due 09/15/24	120,000	124,734
Total municipal bonds and notes (cost—$456,922)		501,394

Short-term US government obligations[11]—17.0%
US Treasury Bills
2.409%, due 04/23/20	20,000,000	19,578,261
2.524%, due 11/07/19	19,225,000	19,027,239
Total short-term US government obligations (cost—$38,605,500)		38,605,500

	Number of shares
Short-term investment—8.8%
Investment company—8.8%
State Street Institutional U.S. Government Money Market Fund (cost—$20,084,964)	20,084,964	20,084,964

Investment of cash collateral from securities loaned—0.2%
Money market fund—0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$523,335)	523,335	523,335

	Number of contracts	Notional amount ($)
Option purchased—0.1%
Put option—0.1%
S&P 500 Index, strike @ 2,700, expires 09/20/19 (cost—$208,792)	41	11,070,000	327,590
Total investments (cost—$214,703,227)[12]—99.5%			226,280,319
Other assets in excess of liabilities—0.5%			1,113,464
Net assets—100.0%			$227,393,783

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to page 36.

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

Futures contracts

Number of contracts		Expiration date	Current notional amount ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Index futures buy contracts:
410	Russell 1000 Value E-Mini Index Futures	June 2019	24,423,905	24,038,300	(385,605)
196	Russell 2000 Value E-Mini Index Futures	June 2019	14,998,998	14,371,700	(627,298)

US Treasury futures buy contracts:
2	US Long Bond Futures	September 2019	297,753	307,438	9,685
15	US Treasury Note 2 Year Futures	September 2019	3,204,288	3,220,078	15,790
8	US Treasury Note 5 Year Futures	September 2019	937,074	938,937	1,863
Total			43,862,018	42,876,453	(985,565)

US Treasury futures sell contracts:
120	US Treasury Note 10 Year Futures	September 2019	(15,086,981)	(15,210,000)	(123,019)
Net unrealized depreciation					(1,108,584)

Centrally cleared credit default swap agreements on credit indices—buy protection13

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[14] (%)	Upfront payments received ($)	Value ($)	Unrealized appreciation ($)
CDX North American High Yield 32 Index	USD	5,700	06/20/24	Quarterly	5.000	320,301	(314,762)	5,539
CDX North American Investment Grade 32 Index	USD	6,800	06/20/24	Quarterly	1.000	111,729	(108,434)	3,295
Total						432,030	(423,196)	8,834

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

Total return swap agreements

Counterparty	Notional amount (000)	Maturity date	Payment frequency	Payments made by the Portfolio[14] (%)	Payments received by the Portfolio[14] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
JPMCB	USD 500	09/20/19	Quarterly	3 Month USD LIBOR	IBOXX Liquid High Yield Index	—	4,336	4,336
JPMCB	USD 400	09/20/19	Quarterly	3 Month USD LIBOR	IBOXX Liquid High Yield Index	—	(2,019)	(2,019)
MSCI	USD 400	09/20/19	Quarterly	3 Month USD LIBOR	IBOXX Liquid High Yield Index	—	(1,666)	(1,666)
Total						—	651	651

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	93,457,230	—	—	93,457,230
Investment company	9,284,610	—	—	9,284,610
Preferred stock	—	—	0	0
US government obligations	—	11,571,178	—	11,571,178
Mortgage & agency debt securities	—	15,622,828	—	15,622,828
Asset-backed securities	—	6,156,737	—	6,156,737
Commercial mortgage-backed securities	—	5,695,110	—	5,695,110
Corporate bonds	—	23,430,762	—	23,430,762
Non-US government obligations	—	1,019,081	—	1,019,081
Municipal bonds and notes	—	501,394	—	501,394
Short-term US government obligations	—	38,605,500	—	38,605,500
Short-term investment	—	20,084,964	—	20,084,964
Investment of cash collateral from securities loaned	—	523,335	—	523,335
Option purchased	327,590	—	—	327,590
Futures contracts	27,338	—	—	27,338
Swap agreements	—	4,336	—	4,336
Total	103,096,768	123,215,225	0	226,311,993

Liabilities
Futures contracts	(1,135,922)	—	—	(1,135,922)
Swap agreements	—	(426,881)	—	(426,881)
Total	(1,135,922)	(426,881)	—	(1,562,803)

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2019 (unaudited)

At May 31, 2019, there were no transfers between Level 1 and Level 2.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†                 Amount represents less than 0.05%

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

3                 Security fair valued by a Valuation Committee under the direction of the Board of Trustees.

4                 Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

5                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $12,997,394, represented 5.7% of the Fund’s net assets at period end.

6                 Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

7                 Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

8                 Perpetual investment. Date shown reflects the next call date.

9                 Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

10          Rate shown reflects annualized yield at the period end on zero coupon bond.

11          Rate shown is the discount rate at the date of purchase unless otherwise noted.

12          Includes $1,091,807 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $523,335 and non-cash collateral of $595,927.

13          If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

14          Payments made or received are based on the notional amount.

Portfolio acronyms

ADR                                             American Depositary Receipt

ETF                                                 Exchange Traded Fund

FRN                                               Floating Rate Note

GMTN                                  Global Medium Term Note

JPMCB                              JPMorgan Chase Bank

LIBOR                                London Interbank Offered Rate

MSCI                                       Morgan Stanley Capital International

MTN                                           Medium Term Note

OEM                                           Original Equipment Manufacturer

TIPS                                             Treasury inflation protected securities

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and brokerdealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps, if any, are valued using prices from the central counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated February 28, 2019.